Discontinued Operations - Hotel Properties Held for Sale And Sold (Operating Results Of Hotels Held For Sale And Sold Included In Discontinued Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Revenues	$ 5,390	$ 9,875	$ 18,666	$ 29,411
Hotel and property operations expenses	(4,173)	(8,059)	(15,265)	(24,217)
Interest expense	(484)	(994)	(1,874)	(3,282)
Loss on debt extinguishment	(4)	0	(687)	(53)
Depreciation expense	(130)	(560)	(687)	(1,750)
Net gain on disposition of assets	374	551	1,708	5,820
Impairment loss	(98)	(2,732)	(1,552)	(5,780)
Income tax benefit	0	199	0	574
Loss from discontinued operations	$ 875	$ (1,720)	$ 309	$ 723